Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Credit ratings (Details) € in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 21, 2016 EUR (€)	Mar. 31, 2014
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount		€ 27,070.0	€ 25,703.0	€ 27,370.0
Bonds maturing March 1, 2031 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount	$ 2,500	€ 2.1
Interest rate (as a percent)	9.00%	9.00%				8.75%
Notional amount | $	$ 2,500
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 6,000.0	€ 6,000.0	€ 6,000.0